UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-22608

                             Virtus Global Multi-Sector Income Fund

(Exact name of registrant as specified in charter)

101 Munson Street

                                                 Greenfield, MA 01301-9683

(Address of principal executive offices) (Zip code)

William Renahan, Esq.

Vice President, Chief Legal Officer and Secretary for Registrant

100 Pearl Street

                                                   Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 270-7788

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

U.S. GOVERNMENT SECURITIES—5.3%

U.S. Treasury Bond 3.000%, 11/15/44	$1,580	$1,731
U.S. Treasury Note
1.625%, 12/31/19	1,245	1,261
2.250%, 11/15/24	7,630	7,843

TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $10,930)		10,835

MUNICIPAL BONDS—1.1%

California—0.7%

San Diego Tobacco Settlement Revenue Funding Corp. Bond Taxable 7.125%, 6/1/32	659	652
State of California Build America Bond Taxable 7.500%, 4/1/34	570	853

		1,505

Illinois—0.4%
State of Illinois Build America Bond Taxable 6.900%, 3/1/35	700	805

TOTAL MUNICIPAL BONDS (Identified Cost $2,009)		2,310

FOREIGN GOVERNMENT SECURITIES—10.2%

Argentine Republic Series NY, 8.280%, 12/31/33(12)	1,269	1,276
Bermuda RegS 4.854%, 2/6/24(4)	700	736
Bolivarian Republic of Venezuela
RegS 8.250%, 10/13/24(4)	570	200
7.650%, 4/21/25	1,845	632
Federative Republic of Brazil 8.500%, 1/5/24	1,460BRL	446
Mongolia 144A 4.125%, 1/5/18(3)	800	736
Republic of Azerbaijan 144A 4.750%, 3/18/24(3)	800	797
Republic of Chile 5.500%, 8/5/20	547,000CLP	933
Republic of Colombia Treasury Note, Series B, 11.250%, 10/24/18	998,500COP	453
Republic of Costa Rica
144A 7.000%, 4/4/44(3)	800	814
RegS 7.000%, 4/4/44(4)	1,000	1,017
Republic of Cote d’Ivoire 144A 6.375%, 3/3/28(3)	840	842
Republic of Ecuador 144A 7.950%, 6/20/24(3)	800	710
Republic of El Salvador 144A 6.375%, 1/18/27(3)	1,320	1,327
Republic of Indonesia
Series FR30, 10.750%, 5/15/16	17,941,000IDR	1,427

	PAR VALUE	VALUE
Series FR63, 5.625%, 5/15/23	$7,482,000IDR	$511
Republic of Iraq RegS 5.800%, 1/15/28(4)	890	752
Republic of Kazakhstan 144A 4.875%, 10/14/44(3)	755	653
Republic of Panama 3.750%, 3/16/25	520	533
Republic of South Africa Series R203, 8.250%, 9/15/17	8,060ZAR	685
Russian Federation
144A 7.850%, 3/10/18(3)	55,000RUB	850
144A 4.875%, 9/16/23(3)	2,000	1,924
United Mexican States
Series M, 6.000%, 6/18/15	18,184MXN	1,199
Series M, 6.500%, 6/9/22	19,000MXN	1,302

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $24,580)		20,755

MORTGAGE-BACKED SECURITIES—8.7%

Agency—1.3%
FNMA
3.500%, 11/1/42	832	875
3.500%, 1/1/45	1,609	1,692

		2,567

Non-Agency—7.4%
Ameriquest Mortgage Securities, Inc. 03-AR3, M4 6.024%, 6/25/33(2)	475	464
Aventura Mall Trust 13-AVM, C 144A 3.743%, 12/5/32(2)(3)	448	473
Banc of America Alternative Loan Trust 03-2, CB3 5.750%, 4/25/33	615	637
Citigroup Commercial Mortgage Trust 13-GC11, A2 1.987%, 4/10/46	3,000	3,037
Credit Suisse Commercial Mortgage Trust 07 - C5, A1AM 5.870%, 9/15/40(2)	490	503
GAHR Commercial Mortgage Trust 15-NRF, CFX 144A 3.382%, 12/15/19(3)	525	526
Goldman Sachs Mortgage Securities Trust 13-GC16, A2 3.033%, 11/10/46	3,000	3,125
Greenwich Capital Commercial Funding Corp. 07-GG9, A4 5.444%, 3/10/39	860	907
Hilton USA Trust 13-HLT, EFX 144A 5.222%, 11/5/30(2)(3)	320	329
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities, Inc.
05-PW10, AM 5.449%, 12/11/40(2)	1,000	1,023

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Non-Agency—(continued)
07- PW15, AM 5.363%, 2/11/44	$670	$695
07-PW18, AM 6.080%, 6/11/50(2)	1,400	1,539
JPMorgan Chase Commercial Mortgage Securities Trust 07-LDPX, AM 5.464%, 1/15/49(2)	1,084	1,132
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust 15-LC20, B 3.719%, 4/15/50	690	711

		15,101

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $17,568)		17,668

ASSET-BACKED SECURITIES—4.0%

American Homes 4 Rent 14-SFR2, C 144A 4.705%, 10/17/36(3)	770	822
CarFinance Capital Auto Trust 14-1A, D 144A 4.900%, 4/15/20(3)	1,750	1,783
Cheesecake Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(3)	800	826
CIT Group Home Equity Loan Trust 03-1, A5 4.980%, 7/20/34(2)	1,450	1,460
DB Master Finance LLC 15-A1, A2II 144A 3.980%, 2/20/45(3)	290	296
Domino’s Pizza Master Issuer LLC 12-1A, A2 144A 5.216%, 1/25/42(3)	454	472
Drug Royalty LP I 12-1, A2 144A 5.800%, 7/15/24(3)	518	534
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	448	450
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)	812	827
Residential Asset Mortgage Trust 04-RZ1, M1 4.820%, 3/25/34(2)	772	781

TOTAL ASSET-BACKED SECURITIES (Identified Cost $7,996)		8,251

CORPORATE BONDS AND NOTES—86.8%

Consumer Discretionary—6.1%
Argos Merger Sub, Inc. 144A 7.125%, 3/15/23(3)	595	618
Boyd Gaming Corp. 9.000%, 7/1/20	325	352
Brookfield Residential Properties, Inc.
144A 6.500%, 12/15/20(3)	645	677
144A 6.125%, 7/1/22(3)	215	224

	PAR VALUE	VALUE

Consumer Discretionary—(continued)
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(13)	$750	$559
Caesars Entertainment Resort Properties LLC (Caesars Entertainment Resort Property) 8.000%, 10/1/20	700	698
Caesars Growth Properties Holdings LLC 144A 9.375%, 5/1/22(3)	540	417
CCO Holdings LLC 5.250%, 9/30/22	952	977
Cleopatra Finance Ltd.
144A 5.625%, 2/15/20(3)	200	196
144A 6.250%, 2/15/22(3)	400	392
Family Tree Escrow LLC
144A 5.250%, 3/1/20(3)	165	174
144A 5.750%, 3/1/23(3)	335	353
Grupo Televisa SAB 7.250%, 5/14/43	8,000MXN	457
iHeartCommunications, Inc. 10.000%, 1/15/18	395	337
Landry’s, Inc. 144A 9.375%, 5/1/20(3)	285	306
MGM Resorts International 6.000%, 3/15/23	730	754
MPG Holdco I, Inc. 144A 7.375%, 10/15/22(3)	100	107
Norwegian Cruise Lines Corp. Ltd. 144A 5.250%, 11/15/19(3)	90	93
Numericable Group SA 144A 6.000%, 5/15/22(3)	670	681
Penn National Gaming, Inc. 5.875%, 11/1/21	395	395
QVC, Inc. 5.125%, 7/2/22	690	734
RSI Home Products, Inc. 144A 6.500%, 3/15/23(3)	425	435
Scientific Games International, Inc. 144A 7.000%, 1/1/22(3)	465	478
Toll Brothers Finance Corp. 6.750%, 11/1/19	615	698
TRI Pointe Holdings, Inc. 144A 5.875%, 6/15/24(3)	830	814
VTR Finance B.V. 144A 6.875%, 1/15/24(3)	555	577

		12,503

Consumer Staples—0.2%
Pilgrim’s Pride Corp. 144A 5.750%, 3/15/25(3)	270	277
Rite Aid Corp. 144A 6.125%, 4/1/23(3)	195	201

		478

Energy—19.2%
Afren plc
144A 10.250%, 4/8/19(3)(12)	651	303
144A 6.625%, 12/9/20(3)(12)	750	338
California Resources Corp. 144A 6.000%, 11/15/24(3)	540	476

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

		PAR VALUE		VALUE

Energy—(continued)
Denbury Resources, Inc. 5.500%, 5/1/22	$	385	$	348
Dolphin Energy Ltd. 144A 5.500%, 12/15/21(3)(11)		2,000		2,300
Ecopetrol SA 4.125%, 1/16/25		865		828
Empresa Nacional del Petroleo 144A 4.375%, 10/30/24(3)		900		916
EnQuest plc 144A 7.000%, 4/15/22(3)		930		665
Fermaca Enterprises S de RL de CV 144A 6.375%, 3/30/38(3)		1,390		1,456
FTS International, Inc. 144A 6.250%, 5/1/22(3)		620		459
Gazprom Neft OAO (GPN Capital SA) 144A 6.000%, 11/27/23(3)(7)		335		291
Gazprom OAO (Gaz Capital SA) 144A 4.950%, 2/6/28(3)(7)		1,300		1,089
Gulfmark Offshore, Inc. 6.375%, 3/15/22		1,700		1,347
Helmerich & Payne International Drilling Co. 144A 4.650%, 3/15/25(3)		405		419
Hercules Offshore, Inc. 144A 10.250%, 4/1/19(3)		625		192
KazMunayGas National Co. JSC
144A 4.400%, 4/30/23(3)		1,275		1,106
144A 5.750%, 4/30/43(3)		300		237
Laredo Petroleum, Inc. 6.250%, 3/15/23		210		210
Lukoil OAO International Finance BV
144A 6.125%, 11/9/20(3)(7)		1,100		1,059
144A 4.563%, 4/24/23(3)		800		675
MarkWest Energy Partners LP (MarkWest Energy Finance Corp.) 4.875%, 12/1/24		740		760
MEG Energy Corp. 144A 7.000%, 3/31/24(3)		990		938
Midcontinent Express Pipeline LLC 144A 6.700%, 9/15/19(3)		2,000		2,185
Newfield Exploration Co. 5.625%, 7/1/24		1,200		1,248
NGL Energy Partners LP (NGL Energy Finance Corp.) 5.125%, 7/15/19		520		512
Odebrecht Offshore Drilling Finance Ltd. 144A 6.750%, 10/1/22(3)		1,423		1,106
Pacific Rubiales Energy Corp. 144A 5.375%, 1/26/19(3)		1,040		689
Parker Drilling Co. 6.750%, 7/15/22		350		279
Pertamina Persero PT
144A 4.300%, 5/20/23(3)		1,200		1,209
144A 6.000%, 5/3/42(3)		1,200		1,219
Petrobras International Finance Co. 6.750%, 1/27/41		2,500		2,212
Petroleos de Venezuela SA

		PAR VALUE		VALUE

Energy—(continued)
RegS 8.500%, 11/2/17(4)	$	1,960	$	1,298
144A 6.000%, 5/16/24(3)		2,120		685
RegS 6.000%, 11/15/26(4)		1,270		402
Petroleos Mexicanos 6.375%, 1/23/45		1,500		1,677
Petronas Capital Ltd. 144A 4.500%, 3/18/45(3)		700		703
QEP Resources, Inc. 6.875%, 3/1/21		850		907
QGOG Constellation SA 144A 6.250%, 11/9/19(3)		955		547
Rosetta Resources, Inc. 5.875%, 6/1/24		945		884
Sabine Pass Liquefaction LLC 5.625%, 2/1/21		675		682
SM Energy Co. 144A 6.125%, 11/15/22(3)		1,050		1,047
Sunoco LP (Sunoco Finance Corp.) 144A 6.375%, 4/1/23(3)		345		356
Transocean, Inc. 3.800%, 10/15/22		1,005		732
Transportadora de Gas del Peru SA 144A 4.250%, 4/30/28(3)		1,350		1,343
Whiting Petroleum Corp. 144A 6.250%, 4/1/23(3)		835		832

				39,166

Financials—33.6%
Aircastle Ltd. 5.125%, 3/15/21		1,470		1,540
Akbank TAS 144A 7.500%, 2/5/18(3)		1,145TRY		404
Allstate Corp. (The) 5.750%, 8/15/53(2)(6)(11)		2,460		2,678
ALROSA Finance S.A. 144A 7.750%, 11/3/20(3)		750		754
Apollo Management Holdings LP 144A 4.000%, 5/30/24(3)		785		808
Ares Capital Corp. 3.875%, 1/15/20		735		749
Ares Finance Co., LLC 144A 4.000%, 10/8/24(3)		830		816
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.500%, 3/10/21(3)(11)		1,750		1,937
Banco Continental S.A. RegS 5.500%, 11/18/20(4)(7)		2,000		2,188
Banco de Credito del Peru 144A 6.125%, 4/24/27(2)(3)		1,225		1,332
Banco de Credito e Inversiones 144A 4.000%, 2/11/23(3)		1,860		1,883
Banco Internacional del Peru SAA 144A 6.625%, 3/19/29(2)(3)		1,260		1,361
Banco Santander Brasil SA 144A 8.000%, 3/18/16(3)		600BRL		177
Banco Santander Chile 144A 3.875%, 9/20/22(3)		1,750		1,787
Banco Santander Mexico SA 144A 5.950%, 1/30/24(2)(3)(6)		1,000		1,060
Banco Votorantim S.A. 144A 7.375%, 1/21/20(3)		960		987

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Financials—(continued)
Bancolombia S.A. 5.125%, 9/11/22	$1,220	$1,230
Bank of China Hong Kong Ltd. 144A 5.550%, 2/11/20(3)	1,500	1,668
Bank of Georgia JSC 144A 7.750%, 7/5/17(3)	745	771
Braskem America Finance Co. RegS 7.125%, 7/22/41(4)	2,275	2,027
China Cinda Finance Ltd. 144A 4.000%, 5/14/19(3)	1,250	1,294
Citizens Financial Group, Inc. 144A 5.500%, 12/29/49(2)(3)	485	485
Corp Andina de Fomento 8.125%, 6/4/19	1,000	1,238
Development Bank of Kazakhstan OJSC 144A 4.125%, 12/10/22(3)	845	720
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)	925	920
Eurasian Development Bank 144A 4.767%, 9/20/22(3)	1,600	1,429
First Cash Financial Services, Inc. 6.750%, 4/1/21	465	481
First Niagara Financial Group, Inc. 7.250%, 12/15/21	1,400	1,565
FS Investment Corp. 4.250%, 1/15/20	650	661
Genworth Holdings, Inc. 4.900%, 8/15/23	1,060	912
GLP Capital LP (GLP Financing II, Inc.)
4.875%, 11/1/20	740	759
5.375%, 11/1/23	20	21
Guanay Finance Ltd. 144A 6.000%, 12/15/20(3)	1,615	1,692
Hospitality Properties Trust 4.500%, 3/15/25	745	762
HSBC Finance Corp. 6.676%, 1/15/21	1,900	2,256
Hutchison Whampoa International Ltd. Series 12, 144A 6.000% (2)(3)(5)(6)	1,560	1,658
International Lease Finance Corp. 5.875%, 8/15/22	2,310	2,564
Itau Unibanco Holding SA RegS 5.650%, 3/19/22(4)	900	905
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	800	732
Macquarie Group Ltd.
144A 6.000%, 1/14/20(3)	1,100	1,257
144A 6.250%, 1/14/21(3)	325	378
Morgan Stanley
144A 10.090%, 5/3/17(11)	6,050BRL	1,835
Series H, 5.450%, 12/29/49(2)	120	121
Navient LLC 5.500%, 1/25/23	1,515	1,443
Nordea Bank AB 144A 4.250%, 9/21/22(3)	2,035	2,152

	PAR VALUE	VALUE

Financials—(continued)
Oversea-Chinese Banking Corp Ltd. 144A 4.250%, 6/19/24(3)	$1,500	$1,570
PKO Finance AB 144A 4.630%, 9/26/22(3)(7)(11)	1,805	1,909
Progressive Corp. (The) 6.700%, 6/15/37(2)	2,160	2,277
Prudential Financial, Inc.
5.875%, 9/15/42(2)	1,385	1,504
5.625%, 6/15/43(2)(6)	400	424
Select Income REIT 4.500%, 2/1/25	690	691
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(2)(3)	640	666
Telecom Italia Capital SA 7.175%, 6/18/19	725	835
TIAA Asset Management Finance Co. LLC 144A 4.125%, 11/1/24(3)	985	1,040
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)	1,095	1,125
Ukreximbank Via Biz Finance plc RegS 8.375%, 4/27/15(4)(7)	470	240
Vnesheconombank (VEB Finance plc) 144A 6.800%, 11/22/25(3)(7)	1,400	1,173
Walter Investment Management Corp. 7.875%, 12/15/21	780	702

		68,553

Health Care—1.2%
Catamaran Corp. 4.750%, 3/15/21	520	579
HealthSouth Corp. 5.750%, 11/1/24	700	732
Mallinckrodt International Finance S.A. 144A 5.750%, 8/1/22(3)	365	377
Tenet Healthcare Corp. 144A 5.500%, 3/1/19(3)	435	441
VRX Escrow Corp.
144A 5.875%, 5/15/23(3)	80	82
144A 6.125%, 4/15/25(3)	130	135

		2,346

Industrials—6.5%
ADT Corp. (The) 6.250%, 10/15/21	920	982
Air Canada Pass-Through-Trust, 13-1, B 144A 5.375%, 5/15/21(3)	345	361
Alfa SAB de CV 144A 5.250%, 3/25/24(3)	1,200	1,277
America West Airlines Pass-Through-Trust
99-1, G 7.930%, 1/2/19	696	768
01-1, G 7.100%, 4/2/21	1,419	1,579

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE

Industrials—(continued)
American Airlines Pass-Through-Trust 14-1, B 4.375%, 10/1/22	$1,050	$	1,087
Avianca Holdings SA (Avianca Leasing LLC) 144A 8.375%, 5/10/20(3)	900		905
Bombardier, Inc.
144A 4.750%, 4/15/19(3)	455		448
144A 6.125%, 1/15/23(3)	915		869
Building Materials Corp. of America 144A 5.375%, 11/15/24(3)	350		357
DP World Ltd. 144A 6.850%, 7/2/37(3)	1,000		1,132
Harland Clarke Holdings Corp. 144A 6.875%, 3/1/20(3)	670		685
Masonite International Corp. 144A 5.625%, 3/15/23(3)	180		185
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	578		629
Spirit AeroSystems, Inc. 5.250%, 3/15/22	220		230
Transnet SOC Ltd. 144A 4.000%, 7/26/22(3)	1,000		973
UAL Pass-Through-Trust 07-01, A 6.636%, 7/2/22	809		873

			13,340

Information Technology—2.0%
Avaya, Inc. 144A 7.000%, 4/1/19(3)	665		663
First Data Corp. 11.750%, 8/15/21	850		987
Project Homestake Merger Corp. 144A 8.875%, 3/1/23(3)	560		563
Tencent Holdings Ltd. 144A 3.800%, 2/11/25(3)	800		818
VeriSign, Inc. 4.625%, 5/1/23	950		952

			3,983

Materials—9.9%
Alpek SA de C.V. 144A 5.375%, 8/8/23(3)	1,230		1,325
Cascades, Inc. 144A 5.500%, 7/15/22(3)	710		723
Cemex SAB de CV 144A 9.500%, 6/15/18(3)	695		774
Corp Nacional del Cobre de Chile 144A 3.750%, 11/4/20(3)	940		988
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	415		406
EuroChem Mineral & Chemical Co. OJSC 144A 5.125%, 12/12/17(3)(7)	425		409
Evraz Group S.A. 144A 6.500%, 4/22/20(3)	775		681
Fibria Overseas Finance Ltd. 5.250%, 5/12/24	835		831
Fortescue Metals Group (FMG) 144A 8.250%, 11/1/19(3)	600		509

	PAR VALUE		VALUE

Materials—(continued)
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	$1,040	$	1,110
Gerdau Trade, Inc. 144A 5.750%, 1/30/21(3)	600		599
Hexion U.S. Finance Corp. 6.625%, 4/15/20	720		662
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(3)	1,000		1,019
Office Cherifien des Phosphates S.A. (OCP) 144A 5.625%, 4/25/24(3)	1,500		1,631
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(3)	1,500		1,581
Severstal OAO Via Steel Capital SA 144A 5.900%, 10/17/22(3)(7)	2,200		2,050
Tronox Finance LLC 6.375%, 8/15/20	805		791
Union Andina de Cementos SAA 144A 5.875%, 10/30/21(3)	155		157
United States Steel Corp. 6.875%, 4/1/21(11)	965		955
Vale Overseas Ltd. 4.375%, 1/11/22	1,315		1,264
Vedanta Resources plc 144A 9.500%, 7/18/18(3)(11)	1,650		1,675

			20,140

Telecommunication Services—4.8%
Altice Financing SA 144A 6.625%, 2/15/23(3)	700		724
America Movil SAB de C.V. Series 12 6.450%, 12/5/22	8,000MXN		506
Axtel SAB de CV 144A 9.000%, 1/31/20(2)(3)	360		324
Bharti Airtel International Netherlands BV 144A 5.125%, 3/11/23(3)	1,430		1,553
Comcel Trust 144A 6.875%, 2/6/24(3)	570		609
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	1,075		1,082
Empresa Nacional de Telecomunicaciones S.A. 144A 4.875%, 10/30/24(3)	415		433
Frontier Communications Corp. 6.250%, 9/15/21	955		962
Millicom International Cellular SA 144A 6.625%, 10/15/21(3)	250		265
Sprint Corp. 7.250%, 9/15/21	710		716
T-Mobile USA, Inc.
6.125%, 1/15/22	450		466
6.836%, 4/28/23	290		306
6.500%, 1/15/24	325		340
UPCB Finance IV Ltd. 144A 5.375%, 1/15/25	375		375
Windstream Corp. 7.750%, 10/15/20	1,150		1,183

			9,844

Utilities—3.3%
Abengoa Yield plc 144A 7.000%, 11/15/19(3)	775		802

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Utilities—(continued)
Calpine Corp. 144A 6.000%, 1/15/22(3)	$50	$54
Dynegy Finance I, Inc.
144A 7.375%, 11/1/22(3)	335	354
144A 7.625%, 11/1/24(3)	190	200
Electricite de France SA 144A 5.250% (2)(3)(5)(6)	1,325	1,383
Enel SpA 144A 8.750%, 9/24/73(2)(3)(6)	380	459
Israel Electric Corp Ltd. 144A 6.875%, 6/21/23(3)	725	839
Majapahit Holding BV 144A 7.750%, 1/20/20(3)	540	639
RJS Power Holdings LLC 144A 5.125%, 7/15/19(3)	525	520
State Grid Overseas Investment Ltd. 144A 4.125%, 5/7/24(3)	990	1,072
TerraForm Power Operating LLC 144A 5.875%, 2/1/23(3)	330	343

		6,665

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $182,353)		177,018

LOAN AGREEMENTS(2)—12.5%

Consumer Discretionary—3.1%
Caesars Entertainment Operating Co., Inc.
Tranche B-4, 6.250%, 10/31/16(12)	571	532
Tranche B-7, 7.333%, 1/28/18(12)	230	211
Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 5/8/21	313	278
CBAC Borrower LLC Tranche B, 8.250%, 7/2/20	675	655
Cumulus Media Holdings, Inc. 4.250%, 12/23/20	819	806
Landry’s, Inc. (Landry’s Restaurants, Inc.) Tranche B, 4.000%, 4/24/18	1,027	1,031
Marina District Finance Co., Inc. 6.500%, 8/15/18	371	374
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	627	630
PetSmart, Inc. 5.000%, 3/11/22	116	117
Scientific Games International, Inc. Tranche B-2, 6.000%, 10/1/21	534	536
Shingle Springs Tribal Gaming Authority 6.250%, 8/29/19	410	412
TWCC Holding Corp. Second Lien, 7.000%, 6/26/20	881	783

		6,365

Energy—1.9%
Arch Coal, Inc. 6.250%, 5/16/18	928	720

	PAR VALUE	VALUE

Energy—(continued)
Chief Exploration & Development LLC Second Lien, 7.500%, 5/16/21	$682	$636
Drillships Ocean Ventures, Inc. 5.500%, 7/25/21	477	399
Fieldwood Energy LLC Closing Date Loan, Second Lien, 8.375%, 9/30/20	913	673
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	456	408
Sabine Oil & Gas LLC Second Lien, 8.750%, 12/31/18	825	412
Templar Energy LLC Second Lien, 8.500%, 11/25/20	915	626

		3,874

Financials—0.9%
Altisource Solutions S.A.R.L. Tranche B, 0.000%, 12/9/20(8)	181	134
Capital Automotive LP Second Lien, 6.000%, 4/30/20	454	463
iStar Financial, Inc. Tranche A-2, 7.000%, 3/19/17	1,111	1,141

		1,738

Health Care—1.5%
AMAG Pharmaceuticals, Inc. 7.250%, 11/12/20	207	209
Ardent Medical Services, Inc.
First Lien, 6.750%, 7/2/18	248	249
Second Lien, 0.000%, 1/2/19	436	438
InVentiv Health, Inc. Tranche B-4, 7.750%, 5/15/18	755	759
MMM Holdings, Inc. 9.750%, 12/12/17	211	187
MSO of Puerto Rico, Inc. 9.750%, 12/12/17	153	136
Regional Care, Inc. (RCHP, Inc.) First Lien, 6.000%, 4/23/19	778	782
Surgery Center Holdings, Inc.
First Lien, 5.250%, 11/3/20	64	64
Second Lien, 8.500%, 11/3/21	241	239

		3,063

Industrials—1.8%
Brock Holdings Ill, Inc. First Lien, 6.000%, 3/16/17	610	600
DynCorp International, Inc. 6.250%, 7/7/16	607	605
Filtration Group Corp. Second Lien, 8.250%, 11/22/21	785	790
Headwaters, Inc. Tranche B, 4.500%, 3/24/22	27	27
Husky Injection Molding Systems Ltd. 4.250%, 6/30/21	1,025	1,024

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—(continued)
Navistar, Inc. Tranche B, 5.750%, 8/17/17	$507	$	510

			3,556

Information Technology—3.1%
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	201		201
Blue Coat Systems, Inc.
4.000%, 5/31/19	464		465
Second Lien, 9.500%, 6/26/20	585		598
Deltek, Inc. Second Lien, 10.000%, 10/10/19	1,087		1,099
Excelitas Technologies Corp. Tranche B, 6.000%, 11/2/20	569		573
First Data Corp. 2018 Term Loan 3.674%, 3/23/18	1,125		1,126
Kronos, Inc. Second Lien, 9.750%, 4/30/20	999		1,024
Mitchell International, Inc. Second Lien, 8.500%, 10/11/21	300		298
Presidio Holdings Ltd. Tranche B, 6.250%, 2/2/22	700		699
Riverbed Technologies, Inc. 0.000%, 2/25/22(8)	316		320

			6,403

Materials—0.2%
Fortescue Metals Group (FMG) Resources Property Ltd. 3.750%, 6/30/19	461		418

TOTAL LOAN AGREEMENTS (Identified Cost $26,968)			25,417

	SHARES
PREFERRED STOCKS—3.6%

Energy—0.5%
PTT Exploration & Production PCL 144A, 4.875%(2)(3)(11)	1,100(9)		1,103

Financials—3.1%
Citigroup, Inc. Series J, 7.125%(2)	30,800		851
Citigroup, Inc. Series N, 5.800%(2)(6)	885(9)		889
General Electric Capital Corp. Series B 6.25%(2)	500(9)		563
General Electric Capital Corp. Series C, 5.25%(2)	600(9)		617
Goldman Sachs Group, Inc. (The) Series L, 5.700%(2)	150(9)		154
PNC Financial Services Group, Inc. (The) Series R, 4.850%(2)	890(9)		868
SunTrust Bank, Inc. 5.625%(2)	60(9)		61
Wells Fargo & Co. Series K, 7.980%(2)	840(9)		920

	SHARES	VALUE

Financials—(continued)
Zions Bancorp 6.950%	47,150	$	1,300

			6,223

TOTAL PREFERRED STOCKS (Identified Cost $7,165)			7,326

	CONTRACTS

PURCHASED OPTIONS—0.1%

Call Options—0.0%
S&P 500® Index Fund expiration 04/02/15 strike price $2,225	1,008		0
S&P 500® Index Fund expiration 04/10/15 strike price $2,200	1,113		11

			11

Put Options—0.1%
S&P 500® Index Fund expiration 04/02/15 strike price $1,995	1,008		25
S&P 500® Index Fund expiration 04/10/15 strike price $1,910	1,113		73

			98

TOTAL PURCHASED OPTIONS—0.1% (Premiums Paid $285)			109

TOTAL LONG TERM INVESTMENTS—132.3% (Identified Cost $279,854)			269,689(10)

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—132.3% (Identified Cost $279,853)			269,689(1)

WRITTEN OPTIONS—(0.3)%

Call Options—0.0%
S&P 500® Index Fund expiration 04/02/15 strike price $2,170	1,008		(5)
S&P 500® Index Fund expiration 04/10/15 strike price $2,150	1,113		(28)

			(33)

Put Options—(0.3)%
S&P 500® Index Fund expiration 04/02/15 strikre price $2,050	1,008		(392)

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

	CONTRACTS	VALUE

Put Options—(continued)
S&P 500® Index Fund expiration 04/10/15 strike price $1,960	1,113	$(195)
		(587)

TOTAL WRITTEN OPTIONS—(0.3)% (Premiums Received $768)		(620)(1)

TOTAL INVESTMENTS NET OF WRITTEN OPTIONS—132.0% (Identified Cost $279,086)		269,069

Other assets and liabilities, net—(32.0)%		(65,909)

NET ASSETS—100.0%		$203,780

Abbreviations:
FNMA	Federal National Mortgage Association (“Fannie Mae”).
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Federal Income Tax Information: For tax information at March 31, 2015, see Note3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2015.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, these securities amounted to a value of $121,635 or 59.7% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)	No contractual maturity date.
(6)	Interest payments may be deferred.
(7)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(8)	This loan will settle after March 31, 2015, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	All or a portion of the security is segregrated as collateral for the borrowings.
(11)	All or a portion segregated as collateral for written options.
(12)	Security in default.
(13)	Security in default, interest payments are being received during the bankruptcy proceedings.

Foreign Currencies:
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	52%
Mexico	5
Chile	4
Brazil	3
Luxembourg	3
Canada	2
Cayman Islands	2
Other	29
Total	100%

† % of total investments net of written options as of March 31, 2015

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$8,251	$—	$8,251
Corporate Bonds And Notes	177,018	—	177,018
Foreign Government Securities	20,755	—	20,755
Loan Agreements	25,417	—	25,417
Mortgage-Backed Securities	17,668	—	17,668
Municipal Bonds	2,310	—	2,310
U.S. Government Securities	10,835	—	10,835
Equity Securities:
Preferred Stocks	7,326	2,152	5,174
Purchased Options	109	109	—

Total Investments before Written Options	$269,689	$2,261	$267,428

Written Options	(620)	(620)	—

Total Investments Net of Written Options	$269,069	$1,641	$267,428

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at March 31, 2015.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Loan Agreements

Balance as of December 31, 2014:	$395
Accrued discount/(premium)	-	(c)
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	14
Purchases	-
Sales(b)	-
Transfers into Level 3 (a)	-
Transfers from Level 3 (a)	(409)

Balance as of March 31, 2015	$-

(a) “Transfers into and/or from” represent the ending value as of March 31, 2015, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b) Includes paydowns on securities.
(c) Amount less than $500

VIRTUS GLOBAL MULTI-SECTOR FIXED INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (Unaudited)

NOTE 1— SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its Schedule of Investments are summarized below and for derivatives, included in Note 2 below. The preparation in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedule of Investments. Actual results could differ from those estimates and those differences could be significant.

A.    SECURITY VALUATION

Security valuation procedures for the Fund, which include nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board” or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of

VIRTUS GLOBAL MULTI-SECTOR FIXED INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange-traded funds and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation, and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTE 2— DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by the Fund.

Options contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Fund pursues an option income strategy whereby it purchases and sells out-of-the-money puts and calls, creating an options spread designed to generate a consistent level of option cash flow which should result in additional yield. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS GLOBAL MULTI-SECTOR FIXED INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

Holdings of the Fund designated to cover outstanding written options are noted in the Schedule of Investments. Purchased options are reported as an asset within “Investment in securities at value” in the Statement of Assets and Liabilities. Options written are reported as a liability within “Written options outstanding at value”. Changes in value of the purchased option is included in “Net change in unrealized appreciation (depreciation) on investments” in the Statement of Operations. Changes in value of written options is included in “Net change in unrealized appreciation (depreciation) on written options”.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss.

Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the Statement of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) on written options” in the Statement of Operations.

The risk in writing covered call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing covered put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are normally subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value. However, the Fund may limit its risk of loss when writing an option by purchasing an option by purchasing an option similar to the one that is sold except for the fact it is further “out of the money”.

NOTE 3— FEDERAL INCOME TAX INFORMATION

($ reported in thousands)

At March 31, 2015, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

Federal Tax Cost		Unrealized Appreciation	Unrealized (Depreciation)	Net Appreciation (Depreciation)

Investments (before written options)	$280,179	$6,659	$(17,149)	$(10,490)

Written Options	(768)	245	(97)	148

The differences between book basis cost and tax basis cost were attributable primarily to the tax deferral of losses on wash sales.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS GLOBAL MULTI-SECTOR FIXED INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2015 (Unaudited)

NOTE 4— ILLIQUID AND RESTRICTED SECURITIES

Investments generally are considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund’s Schedule of Investments where applicable. However, a portion of such footnoted securities could be liquid where it’s determined that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

The Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

At March 31, 2015, the Fund did not hold any securities that are both illiquid and restricted.

NOTE 5— REGULATORY MATTERS AND LITIGATION

From time to time, the Fund’s investment adviser and/or its affiliates and/or subadvisers may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Fund’s investment adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

As part of an SEC non-public, confidential investigation of a matter entitled – In the Matter of F-SQUARED INVESTMENTS INC., the SEC staff informed the Fund’s investment adviser that it was inquiring into whether it had violated securities laws or regulations with respect to circumstances related to that matter.

NOTE 6— SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the Schedule of Investments were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the Notes to Schedule of Investments.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Global Multi-Sector Income Fund

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	05/29/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	05/29/15

By (Signature and Title)*	/s/ W. Patrick Bradley

W. Patrick Bradley, Senior Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date	05/29/15

* Print the name and title of each signing officer under his or her signature.